Basis of preparation and accounting policies - Reconciliation to lease liabilty under IFRS 16 (Details) - EUR (€) € in Millions	Dec. 31, 2019	Jan. 01, 2019
Lease liabilities [abstract]
Future rental commitments for operating lease contract disclosed under IAS 17 as at 31 December 2018		€ 1,378
(Less) discounting effect using INGs incremental borrowing rate at 1-1-2019		(108)
(Less) recognition exemption for short-term leases		(16)
(Less) recognition exemption for low value assets		(3)
(Less) non-lease components of a contract		(78)
Add extension and termination options reasonably certain to be exercised		143
(Less) variable lease payments based on an index or a rate		(15)
Lease liability recognised under IFRS 16 at 1 January 2019	€ 1,507	€ 1,301